As filed with the Securities and Exchange Commission on November 30, 2012

Registration No. 333-89661; 811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 112

☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 113

(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund and Columbia Small Cap Value Fund II. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of November, 2012.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
Name: Title:	J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	November 30, 2012

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	November 30, 2012

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	November 30, 2012

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chairman of the Board	November 30, 2012

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	November 30, 2012

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	November 30, 2012

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	November 30, 2012

/s/ William P. Carmichael* William P. Carmichael	Trustee	November 30, 2012

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	November 30, 2012

/s/ William A. Hawkins* William A. Hawkins	Trustee	November 30, 2012

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	November 30, 2012

/s/ Catherine James Paglia* Catherine James Paglia	Trustee	November 30, 2012

/s/ Leroy C. Richie* Leroy C. Richie	Trustee	November 30, 2012

/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee	November 30, 2012

/s/ Minor M. Shaw* Minor M. Shaw	Trustee	November 30, 2012

/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee	November 30, 2012

/s/ William F. Truscott* William F. Truscott	Trustee	November 30, 2012

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga** Attorney-in-Fact November 30, 2012

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated June 8, 2011 and incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on June 28, 2011.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase